Schedule of investments
Nomura Corporate Bond Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.59%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.375% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,810,000	$ 2,810,250
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	2,700,000	2,695,221
Total Collateralized Loan Obligations (cost $5,510,000)		5,505,471

Corporate Bonds — 97.08%
Banking — 23.34%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	2,480,000	2,453,317
Ally Financial 7.10% 8/15/31 μ, ψ	3,745,000	3,743,438
Banco Santander 4.867% 4/15/31	4,600,000	4,580,042
Bank of America
5.489% 4/23/37 μ	6,125,000	6,092,024
5.518% 10/25/35 μ	5,783,000	5,828,561
6.204% 11/10/28 μ	4,465,000	4,582,466
6.625% 5/1/30 μ, ψ	2,815,000	2,905,176

Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	4,625,000	4,572,371
Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,793,973
BPCE 144A 6.347% 1/13/47 #, μ	2,800,000	2,703,997
Citigroup
6.875% 8/15/30 μ, ψ	1,575,000	1,600,124
7.00% 8/15/34 μ, ψ	2,410,000	2,504,802

Citizens Financial Group 5.299% 1/29/36 μ	1,790,000	1,774,983
Deutsche Bank
4.95% 8/4/31 μ	2,495,000	2,487,648
5.297% 5/9/31 μ	2,580,000	2,608,647
6.819% 11/20/29 μ	4,193,000	4,401,115
Goldman Sachs Group
4.369% 10/21/31 μ	3,775,000	3,704,178
5.065% 1/21/37 μ	2,380,000	2,327,655
5.094% 4/20/34 μ	3,200,000	3,193,384
5.218% 4/23/31 μ	3,270,000	3,323,817
5.387% 2/2/41 μ	3,585,000	3,490,793
6.484% 10/24/29 μ	8,145,000	8,504,837
HSBC Holdings
6.75% 3/24/31 μ, ψ	2,505,000	2,538,356
7.00% 9/24/35 μ, ψ	2,390,000	2,439,628
NQ- 460 [0426] 0626 (5551000)    1

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.193% 2/5/37 μ	14,035,000	$ 13,812,276
6.10% 7/1/31 μ, ψ	4,825,000	4,825,000
6.254% 10/23/34 μ	5,937,000	6,369,539

Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	2,530,000	2,526,280
Morgan Stanley
4.493% 1/16/32 μ	4,785,000	4,709,363
4.809% 4/16/32 μ	4,550,000	4,539,855
5.296% 4/10/37 μ	3,995,000	3,972,547
5.90% 3/13/47 μ	1,030,000	1,032,507
6.407% 11/1/29 μ	6,240,000	6,504,026
6.627% 11/1/34 μ	6,485,000	7,067,981

NatWest Group 5.115% 5/23/31 μ	6,700,000	6,777,386
NatWest Markets 144A 4.893% 3/27/31 #	5,130,000	5,158,041
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	3,231,000	3,302,037
Northern Trust 5.117% 11/19/40 μ	5,695,000	5,582,801
Popular 7.25% 3/13/28	7,805,000	8,114,671
Royal Bank of Canada 6.50% 11/24/85 μ	3,045,000	3,003,158
State Street 5.094% 4/24/37 μ	5,656,000	5,611,589
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,566,939
US Bancorp 6.787% 10/26/27 μ	5,575,000	5,640,178
Wells Fargo & Co.
4.96% 1/23/37 μ	2,558,000	2,493,117
6.491% 10/23/34 μ	11,267,000	12,213,276

Zions Bancorp 4.704% 8/18/28 μ	7,950,000	7,949,881
		217,927,780
Basic Industry — 1.61%
Anglo American Capital 144A 5.25% 3/19/36 #	5,320,000	5,236,680
Georgia-Pacific 144A 4.90% 5/15/33 #	3,415,000	3,409,119
LYB International Finance III 5.875% 1/15/36	1,480,000	1,495,786
LyondellBasell Industries 4.625% 2/26/55	3,095,000	2,350,423
Marcobre SAC 144A 5.75% 1/22/36 #	2,550,000	2,516,212
		15,008,220
Brokerage — 3.68%
Apollo Global Management 4.60% 1/15/31	2,665,000	2,639,552
Blackstone Reg Finance 5.00% 12/6/34	3,550,000	3,511,683
Brookfield Asset Management 4.653% 11/15/30	5,225,000	5,180,672
Brookfield Finance 5.33% 1/15/36	4,940,000	4,861,693
Charles Schwab 6.10% 6/1/31 μ, ψ	2,096,000	2,097,600
2    NQ- 460 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
5.125% 4/28/31	3,135,000	$ 3,092,150
6.20% 4/14/34	5,185,000	5,309,003

KKR & Co. 5.10% 8/7/35	3,730,000	3,638,386
Raymond James Financial 5.65% 9/11/55	2,229,000	2,130,161
TPG Operating Group II 4.875% 5/15/31	1,905,000	1,879,757
		34,340,657
Capital Goods — 5.64%
Amcor Flexibles North America 5.125% 3/12/36	5,345,000	5,211,629
Boeing
6.388% 5/1/31	1,335,000	1,426,178
6.858% 5/1/54	6,545,000	7,275,172

Honeywell Aerospace 144A 5.732% 3/16/56 #	7,115,000	7,002,859
Howmet Aerospace
4.75% 4/15/36	3,565,000	3,464,473
5.95% 2/1/37	80,000	85,146

Regal Rexnord 6.40% 4/15/33	4,715,000	5,018,268
RTX
4.625% 11/16/48	2,160,000	1,840,279
4.80% 12/15/43	3,115,000	2,796,608
6.40% 3/15/54	2,340,000	2,522,917

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,396,618
United Rentals North America 144A 6.125% 3/15/34 #	11,330,000	11,656,553
		52,696,700
Communications — 9.92%
American Tower 4.70% 12/15/32	2,215,000	2,188,352
AT&T
5.25% 10/30/36	1,950,000	1,927,770
5.55% 11/1/45	2,160,000	2,029,198
5.70% 11/1/54	3,870,000	3,592,463
6.00% 4/30/56	3,275,000	3,161,238
6.30% 1/15/38	3,185,000	3,368,336

CCO Holdings 144A 7.00% 2/1/33 #	481,000	474,518
Meta Platforms
5.25% 5/15/36	2,665,000	2,660,605
5.625% 11/15/55	2,455,000	2,255,760
6.30% 5/15/56	2,335,000	2,343,289
Orange
144A 4.25% 1/13/31 #	4,475,000	4,389,832
144A 4.75% 1/13/33 #	2,090,000	2,064,163
NQ- 460 [0426] 0626 (5551000)    3

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Orange
144A 5.00% 1/13/36 #	4,340,000	$ 4,247,376
Rogers Communications
5.30% 2/15/34	3,625,000	3,609,623
6.875% 7/31/56 μ	2,320,000	2,356,903
SoftBank
144A 4.699% 7/9/30 #	6,455,000	6,421,167
144A 5.332% 7/9/35 #	5,650,000	5,596,481

Sprint Capital 6.875% 11/15/28	6,625,000	6,995,948
Time Warner Cable
6.55% 5/1/37	8,161,000	8,206,142
7.30% 7/1/38	2,930,000	3,066,007
T-Mobile USA
5.50% 1/15/55	3,295,000	3,017,710
5.875% 11/15/55	5,540,000	5,357,624
Verizon Communications
4.75% 1/15/33	4,400,000	4,343,297
5.00% 1/15/36	3,520,000	3,439,475
5.875% 11/30/55	3,985,000	3,853,876

Versant Media Group 144A 7.25% 1/30/31 #	1,614,000	1,676,550
		92,643,703
Consumer Cyclical — 7.26%
Amazon.com 5.80% 3/13/56	4,810,000	4,737,514
Ford Motor Credit
5.869% 10/31/35	1,739,000	1,695,508
6.532% 3/19/32	4,516,000	4,675,429

General Motors Financial 5.45% 1/8/36	8,220,000	8,164,790
Gildan Activewear
144A 4.70% 10/7/30 #	2,515,000	2,490,215
144A 5.40% 10/7/35 #	3,800,000	3,722,152

GLP Capital 5.625% 3/1/36	2,555,000	2,512,992
Hyundai Capital America 144A 4.50% 9/18/30 #	9,165,000	9,024,919
Hyundai Capital America Class B 144A 5.00% 4/7/31 #	2,000,000	2,005,725
Marriott International
4.50% 5/1/33	1,740,000	1,687,001
5.10% 5/1/38	2,435,000	2,336,675
Royal Caribbean Cruises
4.75% 5/15/33	2,035,000	1,974,517
5.375% 1/15/36	7,970,000	7,834,999
144A 6.00% 2/1/33 #	2,210,000	2,244,456

4    NQ- 460 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

VICI Properties 4.95% 2/15/30	12,730,000	$ 12,734,692
		67,841,584
Consumer Non-Cyclical — 7.60%
Abbott Laboratories
4.30% 3/15/33	4,155,000	4,060,223
4.65% 3/15/36	7,755,000	7,534,379

Amgen 5.65% 2/19/56	1,885,000	1,811,046
Bunge Limited Finance 2.75% 5/14/31	3,060,000	2,797,441
Cigna Group 5.25% 1/15/36	3,963,000	3,976,981
CVS Health
5.05% 3/25/48	2,000,000	1,726,591
5.45% 9/15/35	3,800,000	3,837,637
6.75% 12/10/54 μ	4,852,000	5,029,176
Eli Lilly & Co.
5.55% 10/15/55	1,740,000	1,711,716
5.60% 2/12/65	1,205,000	1,169,128
EMD Finance
144A 4.625% 10/15/32 #	5,070,000	5,018,991
144A 5.00% 10/15/35 #	2,795,000	2,764,789

Hasbro 4.65% 3/12/31	1,665,000	1,652,716
HCA 6.00% 4/1/54	2,070,000	1,997,538
JBS
3.625% 1/15/32	13,045,000	12,079,032
144A 5.625% 3/10/37 #	2,345,000	2,342,174

Novartis Capital 5.70% 3/18/56	3,890,000	3,899,197
Pfizer 4.875% 11/15/35	2,030,000	2,010,356
Philip Morris International 4.875% 4/29/36	3,180,000	3,113,841
Thermo Fisher Scientific 4.55% 6/15/33	2,490,000	2,456,740
		70,989,692
Electric — 9.36%
American Electric Power 6.05% 3/15/56 μ	4,810,000	4,796,981
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	3,105,000	3,028,385
Black Hills 4.55% 1/31/31	2,825,000	2,798,314
Capital Power US Holdings 144A 6.189% 6/1/35 #	2,430,000	2,510,085
Constellation Energy Generation 5.875% 1/15/66	2,820,000	2,711,083
Dominion Energy
6.20% 2/15/56 μ	2,445,000	2,450,738
Series A 6.875% 2/1/55 μ	7,365,000	7,652,058

Duke Energy 3.30% 6/15/41	3,410,000	2,573,747
Duke Energy Indiana 4.95% 3/15/36	1,780,000	1,749,977
NQ- 460 [0426] 0626 (5551000)    5

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy Mississippi
5.05% 4/15/36	1,780,000	$ 1,751,286
5.80% 4/15/55	7,375,000	7,231,269

Florida Power & Light 5.60% 2/15/66	2,945,000	2,811,062
Idaho Power 4.85% 3/1/36	4,270,000	4,183,138
Kentucky Utilities 5.85% 8/15/55	6,925,000	6,868,510
NRG Energy
144A 4.734% 10/15/30 #	2,395,000	2,370,686
144A 5.407% 10/15/35 #	3,635,000	3,567,198

Oglethorpe Power 5.25% 9/1/50	3,415,000	3,086,497
Pacific Gas and Electric 6.00% 5/1/56	7,279,000	6,939,104
PSEG Power 144A 5.20% 5/15/30 #	3,335,000	3,388,082
San Diego Gas & Electric 5.20% 3/15/36	1,600,000	1,596,603
Union Electric
4.80% 3/15/36	1,875,000	1,829,481
5.55% 3/15/56	2,415,000	2,328,004
Vistra Operations
144A 4.70% 1/31/31 #	2,755,000	2,713,667
144A 5.35% 1/31/36 #	4,725,000	4,618,399
144A 5.55% 4/30/36 #	1,870,000	1,852,710
		87,407,064
Energy — 5.01%
APA 6.75% 2/15/55	3,175,000	3,247,181
Cheniere Energy 144A 5.20% 7/30/36 #	2,725,000	2,694,999
Diamondback Energy 5.75% 4/18/54	6,100,000	5,857,104
Enbridge 5.55% 6/20/35	1,445,000	1,477,103
Energy Transfer
6.30% 1/15/56	5,384,000	5,323,881
6.50% 2/15/56 μ	3,621,000	3,633,076
Occidental Petroleum
6.45% 9/15/36	1,305,000	1,403,228
7.95% 6/15/39	3,497,000	4,133,209
ONEOK
5.70% 11/1/54	1,713,000	1,563,360
6.25% 10/15/55	4,747,000	4,668,592

Ovintiv 6.625% 8/15/37	55,000	58,624
Schlumberger
4.80% 5/7/33	1,115,000	1,113,087
5.15% 5/7/36	3,175,000	3,176,172

6    NQ- 460 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Valero Energy 5.15% 3/10/36	8,525,000	$ 8,397,016
		46,746,632
Finance Companies — 5.47%
AerCap Ireland Capital DAC
4.75% 1/15/33	1,760,000	1,721,423
5.375% 12/15/31	4,931,000	5,033,642

Apollo Debt Solutions 6.90% 4/13/29	1,750,000	1,807,376
Ares Capital 5.10% 1/15/31	4,160,000	4,036,706
Aviation Capital Group 144A 4.875% 1/28/33 #	3,790,000	3,671,084
Avolon Holdings Funding
144A 4.85% 4/1/33 #	3,295,000	3,178,981
144A 5.375% 5/30/30 #	5,485,000	5,556,749
Blackstone Private Credit Fund
5.05% 9/10/30	2,795,000	2,679,759
5.35% 3/12/31	965,000	928,556
5.60% 11/22/29	1,420,000	1,403,129

Blackstone Secured Lending Fund 5.30% 6/30/30	3,670,000	3,576,865
Blue Owl Credit Income 6.60% 9/15/29	4,238,000	4,252,386
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	5,270,000	5,166,426
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	4,255,000	4,203,640
144A 4.85% 3/24/31 #	2,640,000	2,617,424
144A 5.50% 3/24/36 #	1,270,000	1,260,115
		51,094,261
Insurance — 6.12%
Allianz 144A 6.50% 10/30/34 #, μ, ψ	3,400,000	3,403,597
Athene Holding
6.625% 5/19/55	1,645,000	1,591,854
6.875% 6/28/55 μ	2,189,000	2,125,472

Corebridge Global Funding 144A 4.55% 1/9/31 #	5,290,000	5,227,877
Elevance Health 5.70% 2/15/55	7,024,000	6,712,723
Equitable America Global Funding 144A 4.70% 9/15/32 #	3,060,000	2,992,626
Fortitude Global Funding 144A 4.625% 10/6/28 #	6,535,000	6,476,277
FWD Group Holdings 144A 5.252% 9/22/30 #	2,490,000	2,491,990
Henneman Trust 144A 6.58% 5/15/55 #	3,895,000	3,970,514
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	6,210,000	6,271,903
Nippon Life Insurance 144A 5.046% 4/2/33 #	3,075,000	3,082,187
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	3,690,000	3,741,319
NQ- 460 [0426] 0626 (5551000)    7

Schedule of investments
Nomura Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Western-Southern Global Funding 144A 4.90% 5/1/30 #	5,580,000	$ 5,612,886
Willis North America 4.55% 3/15/31	3,490,000	3,448,271
		57,149,496
Natural Gas — 1.51%
NiSource 5.85% 4/1/55	2,855,000	2,778,312
Sempra 5.25% 3/15/36	5,335,000	5,272,259
Spire 6.45% 6/1/56 μ	6,018,000	6,058,748
		14,109,319
Real Estate Investment Trusts — 3.48%
American Homes 4 Rent 4.95% 6/15/30	3,515,000	3,537,386
Brixmor Operating Partnership 5.20% 4/1/32	2,930,000	2,958,905
Camden Property Trust 4.90% 2/28/36	6,675,000	6,491,130
Extra Space Storage 5.40% 6/15/35	6,310,000	6,361,308
FIBRA Prologis 144A 5.50% 11/26/35 #	2,545,000	2,512,996
Mid-America Apartments 4.65% 1/15/33	1,775,000	1,747,192
Prologis 4.90% 6/15/36	3,045,000	2,975,733
Regency Centers 4.50% 3/15/33	1,960,000	1,911,253
Simon Property Group 2.65% 2/1/32	4,440,000	3,972,643
		32,468,546
Technology — 5.16%
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,371,507
Entegris 144A 4.75% 4/15/29 #	4,410,000	4,379,324
Foundry JV Holdco
144A 6.10% 1/25/36 #	4,820,000	5,065,391
144A 6.15% 1/25/32 #	1,805,000	1,900,290

Leidos 5.40% 3/15/32	10,055,000	10,253,811
Meridian Arc Holdco 144A 6.25% 4/30/31 #	1,893,000	1,893,449
Oracle
4.70% 9/27/34	6,785,000	6,199,550
5.70% 2/4/36	4,065,000	3,905,865
5.875% 9/26/45	4,115,000	3,547,348
6.70% 2/4/56	2,295,000	2,116,770

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	2,640,000	2,568,678
		48,201,983
Transportation — 1.92%
Canadian Pacific Railway 5.50% 3/15/56	3,400,000	3,259,563
ERAC USA Finance 144A 5.25% 4/30/36 #	5,145,000	5,134,050
FedEx 3.25% 5/15/41	5,065,000	3,814,335
8    NQ- 460 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Fedex Freight Holding
144A 4.95% 3/15/33 #	3,790,000	$ 3,723,661
144A 5.25% 3/15/36 #	2,045,000	1,991,525
		17,923,134
Total Corporate Bonds (cost $912,927,556)		906,548,771

Government Agency Obligation — 0.53%
DAE Funding 144A 4.95% 1/15/33 #	5,110,000	4,916,824
Total Government Agency Obligation (cost $5,054,403)		4,916,824

Sovereign Bond — 0.26%Δ
Morocco — 0.26%
OCP 144A 6.70% 3/1/36 #	2,340,000	2,444,049
Total Sovereign Bond (cost $2,491,983)		2,444,049
	Number of shares
Common Stock — 0.04%♣
Financials — 0.04%
MNSN Holdings =, †	5,640	344,040
Total Common Stock (cost $42,300)		344,040

Convertible Preferred Stock — 0.12%♣
Energy — 0.12%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	22,731	1,153,144
Total Convertible Preferred Stock (cost $1,136,296)		1,153,144

Preferred Stock — 0.30%♣
Financials — 0.30%
SVB Financial Trust 11/7/29 †	6,431	2,829,640
Total Preferred Stock (cost $2,884,551)		2,829,640

NQ- 460 [0426] 0626 (5551000)    9

Schedule of investments
Nomura Corporate Bond Fund
	Number of shares	Value (US $)

Short-Term Investments — 0.17%
Money Market Mutual Funds — 0.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	388,633	$ 388,633
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	388,633	388,633
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	388,633	388,633
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	388,633	388,633
Total Short-Term Investments (cost $1,554,532)		1,554,532
Total Value of Securities—99.09% (cost $931,601,621)		925,296,471

Receivables and Other Assets Net of Liabilities—0.91%★		8,509,390
Net Assets Applicable to 61,671,270 Shares Outstanding—100.00%		$933,805,861
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $250,878,315, which represents 26.87% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
10    NQ- 460 [0426] 0626 (5551000)

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $1,562,534 cash collateral held at broker for futures contracts as of April 30, 2026.
The following futures contracts were outstanding at April 30, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
638	$70,558,813	$71,004,890	6/18/26	$—	$(446,077)	$139,450
US Treasury Long Bonds
577	65,110,844	66,843,211	6/18/26	—	(1,732,367)	98,438
US Treasury Ultra Bonds
135	15,529,219	15,651,048	6/18/26	—	(121,829)	(3,803)
				153,499,149		—	(2,300,273)	234,085
Short Contracts:
US Treasury 5 yr Notes
(541)	(58,339,243)	(59,302,837)	6/30/26	963,594	—	(92,987)
US Treasury 10 yr Ultra Notes
(1,307)	(147,507,210)	(150,424,773)	6/18/26	2,917,563	—	(306,335)
				(209,727,610)		3,881,157	—	(399,322)
Total Futures Contracts		$(56,228,461)		$3,881,157	$(2,300,273)	$(165,237)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
NQ- 460 [0426] 0626 (5551000)    11

Schedule of investments
Nomura Corporate Bond Fund
Summary of abbreviations: (continued)
USD – US Dollar
yr – Year
12    NQ- 460 [0426] 0626 (5551000)